Related Party Transactions (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Related Party Transaction [Line Items]
Number of affiliates		2
Line of credit facility, lender		1
Capital contribution				$ 6,895
AEA Investors LP [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ 0	$ 38
Related party commitment	0	0	16,218
Advisory Fees [Member] | AEA Investors LP [Member]
Related Party Transaction [Line Items]
Fees paid to related party	333		1,000
Other expense | AEA Investors LP [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party		328	288	377
Customer [Member]
Related Party Transaction [Line Items]
Revenue from related parties		3,603	3,917	968
Accounts receivable, related parties	$ 3,139	$ 3,139	$ 2,367
Officer [Member]
Related Party Transaction [Line Items]
Amounts due from related parties				$ 250